24 Contingencies (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	R$ 965,317	R$ 1,092,645
Additions, inflation adjustments and exchange variation	439,621	171,598
Payments	(93,455)	(143,174)
Reversals	(159,959)	(155,752)
Ending balance	1,151,524	965,317
Labor Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	177,751	250,075
Additions, inflation adjustments and exchange variation	322,102	80,685
Payments	(83,189)	(70,553)
Reversals	(101,227)	(82,456)
Ending balance	315,437	177,751
Tax Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	607,079	632,177
Additions, inflation adjustments and exchange variation	98,618	77,236
Payments	(6,348)	(40,768)
Reversals	(27,261)	(61,566)
Ending balance	672,088	607,079
Corporate Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	111,049	135,779
Additions, inflation adjustments and exchange variation	7,436	8,676
Payments		(31,680)
Reversals		(1,726)
Ending balance	118,485	111,049
Civil Claims And Other [Member]
DisclosureOfContingenciesLineItems [Line Items]
Beginning balance	69,438	74,614
Additions, inflation adjustments and exchange variation	11,465	5,001
Payments	(3,918)	(173)
Reversals	(31,471)	(10,004)
Ending balance	R$ 45,514	R$ 69,438